Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Disclosure Of Investments

	As at	As at
	December 31, 2025	December 31, 2024
Level 1 investments	7,350	4,669
Level 2 investments	3,740	4,276
Level 3 investments	13,864	13,152
	24,954	22,097